Provisions - Summary (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of provision matrix [line items]
Provisions	€ 10,852	€ 13,987	€ 13,225	€ 14,686
Pensions and other post-retirement obligations
Disclosure of provision matrix [line items]
Provisions	3,976	6,358	5,558	6,345
Other long term employee benefits
Disclosure of provision matrix [line items]
Provisions	1,751	1,382	1,239	1,686
Taxes and other legal contingencies
Disclosure of provision matrix [line items]
Provisions	2,200	3,057	3,174
Contingent liabilities and commitments
Disclosure of provision matrix [line items]
Provisions	700	739	779	€ 814
Other provisions
Disclosure of provision matrix [line items]
Provisions	€ 2,225	€ 2,451	€ 2,475